Property, plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9	Property, plant and equipment
During the six months ended June 30, 2022 and 2021, the Group acquired items of property, plant and equipment with a cost of $3,502,433 and $6,023,729, respectively. During the six months ended June 30, 2022, items of plant and machinery with a net book value of $6,374 (2021: $43,590) were disposed resulting in a loss on disposal of $6,374 (2021: $37).

9	Property, plant and equipment

	Right-of- use assets (note (a)) $	Leasehold improvements $	Fixtures and furniture $	Office and lab equipment $	Computer equipment $	Motor vehicles $	Manufacturing equipment $	Total $
Cost:
At January 1, 2020	2,635,433	737,558	82,427	2,023,336	380,439	—	—	5,859,193
Additions	949,810	493,127	15,756	1,975,977	203,177	174,865	—	3,812,712
Additions through acquisition of a subsidiary (note 18(d))	—	—	—	3,209	—	—	—	3,209
Disposals	(170,012)	(27,488)	—	(30,466)	(1,006)	—	—	(228,972)
Exchange differences	(14,162)	2,772	(150)	54,707	5,042	8,762	—	56,971

At December 31, 2020 and January 1, 2021	3,401,069	1,205,969	98,033	4,026,763	587,652	183,627	—	9,503,113
Additions	5,370,122	2,702,786	23,885	3,834,862	406,613	316,462	1,262,337	13,917,067
Additions through acquisition of a subsidiary	—	—	26,511	8,912	34,769	—	—	70,192
Disposals	(137,959)	—	—	(702,458)	(56,005)	(40,411)	—	(936,833)
Written off	—	—	(102,101)	(1,570,248)	(524,370)	(2,679)	(99,656)	(2,299,054)
Exchange differences	199,969	(10,333)	(6,354)	(15,493)	(9,116)	(3,817)	—	154,856

At December 31, 2021	8,833,201	3,898,422	39,974	5,582,338	439,543	453,182	1,162,681	20,409,341

Accumulated depreciation:
At January 1, 2020	1,460,548	697,234	55,257	1,237,558	297,752	—	—	3,748,349
Charge for the year	583,835	97,642	15,612	519,982	66,428	8,973	—	1,292,472
Written back on disposals	(170,012)	(25,306)	—	(20,112)	(1,006)	—	—	(216,436)
Exchange differences	(16,900)	3	(4)	426	1,521	364	—	(14,590)
At December 31, 2020 and January 1, 2021	1,857,471	769,573	70,865	1,737,854	364,695	9,337	—	4,809,795
Charge for the year	1,542,566	693,032	25,697	1,544,258	182,186	123,192	177,184	4,288,115
Written back on disposals	(137,959)	—	—	(39,020)	(39,635)	(6,735)	—	(223,349)
Written off	—	—	(84,050)	(1,196,444)	(360,256)	(850)	(7,944)	(1,649,544)
Exchange differences	256,698	(3,448)	5,414	(115,726)	5,494	(1,300)	—	147,132
At December 31, 2021	3,518,776	1,459,157	17,926	1,930,922	152,484	123,644	169,240	7,372,149
Net book value:
At December 31, 2021	5,314,425	2,439,265	22,048	3,651,416	287,059	329,538	993,441	13,037,192

At December 31, 2020	1,543,598	436,396	27,168	2,288,909	222,957	174,290	—	4,693,318

(a)	Right-of-use assets
The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		December 31,
	Note	2021 $	2020 $
Properties leased for own use, carried at depreciated cost	(i)	5,261,372	1,529,513
Office equipment, carried at depreciated cost	(ii)	53,053	14,085

		5,314,425	1,543,598

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	Year ended December 31,
	2021 $	2020 $
Depreciation charge of right-of-use assets by class of underlying asset:
– Properties leased for own use	1,535,333	575,787
– Office equipment	7,233	8,048

	1,542,566	583,835

Interest on lease liabilities (note 6(a))	205,915	49,400
Expense relating to short-term leases or leases of low-value assets	1,019,937	429,691

During the years ended December 31, 2021 and 2020, additions to right-of-use assets of $5,370,122 and $949,810, respectively, are mainly resulted from the capitalized lease payment payable under new tenancy agreements.
Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in notes 18(c) and 24, respectively.

(i)	Properties leased for own use
The Group has obtained the right to use some properties as its warehouses and offices through tenancy agreements. The leases typically run for an initial period of 2 to 10 years. Lease payments are usually increased every 2 years to reflect market rentals. Some leases include an option to renew the lease for an additional period after the end of the contract term. Where practicable, the Group seeks to include such extension options exercisable by the Group to provide operational flexibility. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. If the Group is not reasonably certain to exercise the extension options, the future lease payments during the extension periods are not included in the measurement of lease liabilities. The Group considered the potential exposure to these future lease payments to be insignificant.

(ii)	Office equipment
The Group leases office equipment under a lease expiring in 5 years. The lease does not include an option to renew the lease or purchase the leased equipment at the end of the lease term at a price deemed to be a bargain purchase option. The lease does not include variable lease payments.